18. SHARE CAPITAL: Schedule of Warrant transactions and the number of warrants outstanding (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Warrant transactions and the number of warrants outstanding

	Number of	Weighted average
	Warrants	Exercise Price
Balances, December 31, 2018 and 2019	595,340	$1.00

Issued	41,037,711	1.07
Exercised	(5,587,215)	0.17
Cancelled	(694,836)	2.92
Balances, December 31, 2020	35,351,000	$0.99